SUPPLEMENT DATED NOVEMBER 23, 2015
TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015
 FOR EXECUTIVE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

Effective immediately, the following changes are made to the Prospectus and Statement of Additional Information listed above.

The Service Office mailing address is changed to:

Delaware Life Insurance Company of New York
Attn: Corporate Markets
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.